CONSIDERATION PAYABLE TO WEBANK (Details Narrative) ¥ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 21, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 28, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jul. 12, 2021 CNY (¥)	Jun. 21, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration payable to Webank							¥ 58,559
Supplemental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration payable to Webank								¥ 73,700	¥ 48,000
Face value of debt			¥ 30,000	¥ 30,000
Periodic payment			¥ 2,500	¥ 5,000
Debt instrument maturity date			December 2023 to November 2024	June 2023 to November 2023
Supplemental Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Face value of debt		¥ 30,000
Periodic payment	¥ 2,500	¥ 2,500
Debt instrument maturity date		December 2024 to November 2026